American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Moderate
April 30, 2025

Strategic Allocation: Moderate - Schedule of Investments
APRIL 30, 2025 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
AFFILIATED FUNDS(1) — 45.8%
American Century Diversified Corporate Bond ETF	609,783	28,412,717
American Century Focused Dynamic Growth ETF(2)	225,689	21,144,802
American Century Focused Large Cap Value ETF	359,587	24,146,267
American Century Multisector Income ETF	812,544	35,483,553
American Century Quality Diversified International ETF	552,510	29,874,216
American Century Short Duration Strategic Income ETF	89,869	4,613,425
American Century U.S. Quality Growth ETF(3)	362,249	35,239,583
American Century U.S. Quality Value ETF	634,946	37,525,309
Avantis Emerging Markets Equity ETF(3)	502,134	30,384,128
Avantis International Equity ETF(3)	227,926	15,715,498
Avantis International Small Cap Value ETF	114,600	8,310,792
Avantis U.S. Equity ETF	502,305	45,523,902
Avantis U.S. Small Cap Value ETF	112,673	9,307,916
TOTAL AFFILIATED FUNDS (Cost $239,095,380)		325,682,108
COMMON STOCKS — 26.7%
Aerospace and Defense — 0.4%
AAR Corp.(2)	1,461	78,105
ATI, Inc.(2)	1,448	78,742
Axon Enterprise, Inc.(2)	628	385,152
Babcock International Group PLC	5,142	55,394
Curtiss-Wright Corp.	809	279,016
Exosens SAS(2)	1,238	48,183
Hexcel Corp.	6,655	322,568
Howmet Aerospace, Inc.	3,607	499,858
Huntington Ingalls Industries, Inc.	356	82,001
L3Harris Technologies, Inc.	2,745	603,955
Rheinmetall AG	177	301,440
		2,734,414
Air Freight and Logistics — 0.1%
Cargojet, Inc.(3)	883	54,635
Deutsche Post AG	7,691	328,621
FedEx Corp.	671	141,132
Logista Integral SA	1,898	64,889
		589,277
Automobile Components — 0.2%
BorgWarner, Inc.	7,964	226,018
Cie Generale des Etablissements Michelin SCA	4,855	177,527
Continental AG	5,606	438,247
Gentex Corp.	8,000	174,240
Hyundai Mobis Co. Ltd.	2,337	438,675
Linamar Corp.	3,574	131,154
		1,585,861
Automobiles — 0.3%
Bayerische Motoren Werke AG	5,422	459,881
Ferrari NV	1,121	513,172
Kia Corp.	2,831	179,919
Mercedes-Benz Group AG	6,935	414,636
Tesla, Inc.(2)	2,106	594,229

Volvo Car AB, Class B(2)	57,507	98,091
		2,259,928
Banks — 1.4%
Bancorp, Inc.(2)	1,715	82,852
Bank Central Asia Tbk. PT	772,100	410,518
Bank of America Corp.	11,092	442,349
Bankinter SA	8,281	96,465
Barclays PLC	153,955	613,301
BAWAG Group AG(2)	532	58,311
BNP Paribas SA	2,374	201,148
BPER Banca SpA	13,927	113,116
Commerce Bancshares, Inc.	10,322	626,958
Commerzbank AG	10,690	282,938
First Hawaiian, Inc.	6,738	154,031
Fukuoka Financial Group, Inc.	600	15,852
Hana Financial Group, Inc.	7,715	349,876
ING Groep NV, Series N	16,724	324,769
JPMorgan Chase & Co.	3,070	750,983
Mebuki Financial Group, Inc.	24,300	118,733
NU Holdings Ltd., Class A(2)	51,951	645,751
PNC Financial Services Group, Inc.	2,496	401,082
Prosperity Bancshares, Inc.	1,480	100,492
Rakuten Bank Ltd.(2)	8,000	336,462
Regions Financial Corp.	16,705	340,949
Societe Generale SA	23,283	1,213,952
Suruga Bank Ltd.(3)	8,400	74,406
Triumph Financial, Inc.(2)	1,125	60,098
Truist Financial Corp.	19,201	736,166
U.S. Bancorp	19,610	791,067
Westamerica Bancorporation	4,306	208,540
Woori Financial Group, Inc.	10,468	130,353
		9,681,518
Beverages — 0.2%
Celsius Holdings, Inc.(2)	1,929	67,438
Heineken NV	3,368	301,487
Lifedrink Co., Inc.	3,700	44,034
PepsiCo, Inc.	2,657	360,236
Pernod Ricard SA	3,615	391,850
		1,165,045
Biotechnology — 0.5%
AbbVie, Inc.	2,274	443,657
ADMA Biologics, Inc.(2)	4,531	107,838
Alkermes PLC(2)	2,050	58,979
Alnylam Pharmaceuticals, Inc.(2)	1,784	469,620
Amicus Therapeutics, Inc.(2)	22,722	174,505
Arcutis Biotherapeutics, Inc.(2)	3,250	48,458
Argenx SE, ADR(2)	209	134,834
Biohaven Ltd.(2)	1,279	28,291
BioMarin Pharmaceutical, Inc.(2)	2,501	159,289
Blueprint Medicines Corp.(2)	747	66,857
Bridgebio Pharma, Inc.(2)	2,033	77,986
Celldex Therapeutics, Inc.(2)	1,336	27,829
Centessa Pharmaceuticals PLC, ADR(2)(3)	2,214	30,354
Crinetics Pharmaceuticals, Inc.(2)	1,301	43,440
CSL Ltd.	2,082	334,188

Cytokinetics, Inc.(2)	726	31,102
Halozyme Therapeutics, Inc.(2)	1,496	91,884
Insmed, Inc.(2)	1,745	125,640
Madrigal Pharmaceuticals, Inc.(2)(3)	324	108,187
Metsera, Inc.(2)	594	14,321
Mineralys Therapeutics, Inc.(2)	1,674	23,788
Natera, Inc.(2)	2,847	429,698
Newamsterdam Pharma Co. NV(2)(3)	757	14,481
Nuvalent, Inc., Class A(2)	531	40,754
Revolution Medicines, Inc.(2)	1,438	58,066
Scholar Rock Holding Corp.(2)	1,354	44,560
Telix Pharmaceuticals Ltd.(2)(3)	5,303	92,187
Twist Bioscience Corp.(2)	1,597	61,197
Vaxcyte, Inc.(2)	1,255	44,979
Vera Therapeutics, Inc.(2)	895	20,916
Vertex Pharmaceuticals, Inc.(2)	455	231,822
Viking Therapeutics, Inc.(2)	594	17,149
		3,656,856
Broadline Retail — 0.3%
Alibaba Group Holding Ltd.	6,000	89,580
Alibaba Group Holding Ltd., ADR	3,568	426,126
Amazon.com, Inc.(2)	8,047	1,484,028
Ollie's Bargain Outlet Holdings, Inc.(2)	492	52,206
Ryohin Keikaku Co. Ltd.	12,000	405,607
		2,457,547
Building Products — 0.3%
A.O. Smith Corp.	3,591	243,685
Cie de Saint-Gobain SA	2,967	322,566
Fortune Brands Innovations, Inc.	1,574	84,713
Hayward Holdings, Inc.(2)	11,362	151,455
Janus International Group, Inc.(2)	6,661	45,828
JELD-WEN Holding, Inc.(2)	6,339	34,991
Johnson Controls International PLC	13,432	1,126,945
Sanwa Holdings Corp.	1,900	62,363
Trex Co., Inc.(2)	2,236	129,286
		2,201,832
Capital Markets — 1.2%
Ameriprise Financial, Inc.	804	378,700
ARES Management Corp., Class A	5,509	840,288
Bank of New York Mellon Corp.	3,794	305,076
Blackrock, Inc.	298	272,449
Coinbase Global, Inc., Class A(2)	2,166	439,460
flatexDEGIRO AG	3,379	88,925
Hamilton Lane, Inc., Class A	822	126,991
Intercontinental Exchange, Inc.	1,365	229,279
Intermediate Capital Group PLC	1,587	39,919
KKR & Co., Inc.	1,968	224,883
London Stock Exchange Group PLC	4,845	754,422
LPL Financial Holdings, Inc.	3,018	965,126
Marex Group PLC	2,648	117,439
Morgan Stanley	4,339	500,807
MSCI, Inc.	1,345	733,173
Northern Trust Corp.	7,858	738,495
P10, Inc., Class A	3,907	43,250
Partners Group Holding AG	73	95,650

Raymond James Financial, Inc.	1,594	218,442
S&P Global, Inc.	988	494,049
St. James's Place PLC	5,917	74,586
Swissquote Group Holding SA	130	67,106
T. Rowe Price Group, Inc.	3,410	301,955
TPG, Inc.	3,793	176,185
XP, Inc., Class A	21,442	345,216
		8,571,871
Chemicals — 0.5%
Air Liquide SA	2,945	605,133
Akzo Nobel NV(3)	4,697	296,543
Arkema SA	3,144	239,024
Avient Corp.	4,467	148,796
DSM-Firmenich AG	3,605	391,622
Ecolab, Inc.	1,289	324,093
Element Solutions, Inc.	16,258	331,826
FUCHS SE, Preference Shares	920	46,131
Linde PLC	1,056	478,611
PPG Industries, Inc.	2,514	273,674
Resonac Holdings Corp.	2,200	40,014
Sensient Technologies Corp.	552	51,860
Tokyo Ohka Kogyo Co. Ltd.	3,500	77,000
		3,304,327
Commercial Services and Supplies — 0.3%
ABM Industries, Inc.	5,681	276,892
Casella Waste Systems, Inc., Class A(2)	1,781	209,179
Clean Harbors, Inc.(2)	493	105,472
Copart, Inc.(2)	3,467	211,591
Daiei Kankyo Co. Ltd.	4,100	83,997
GFL Environmental, Inc.	9,522	475,148
Republic Services, Inc.	3,455	866,341
SPIE SA	1,355	66,412
		2,295,032
Communications Equipment — 0.1%
Arista Networks, Inc.(2)	2,453	201,808
Ciena Corp.(2)	1,886	126,664
Extreme Networks, Inc.(2)	4,134	54,404
F5, Inc.(2)	760	201,202
Motorola Solutions, Inc.	915	402,957
		987,035
Construction and Engineering — 0.2%
AtkinsRealis Group, Inc.	1,174	58,138
Construction Partners, Inc., Class A(2)	1,495	122,799
Eiffage SA	1,951	265,478
EMCOR Group, Inc.	805	322,563
Kinden Corp.	4,200	108,714
Sterling Infrastructure, Inc.(2)	682	101,911
Ventia Services Group Pty. Ltd.	28,095	76,067
Vinci SA	2,159	303,269
		1,358,939
Construction Materials — 0.2%
CRH PLC	4,994	476,527
Eagle Materials, Inc.	1,302	294,760
Knife River Corp.(2)	593	55,374
Martin Marietta Materials, Inc.	268	140,427

Titan America SA(2)	4,807	63,597
Vulcan Materials Co.	1,352	354,670
Wienerberger AG	413	14,501
		1,399,856
Consumer Finance — 0.1%
American Express Co.	1,156	307,970
Cembra Money Bank AG	729	87,997
Dave, Inc.(2)	497	47,125
Zip Co. Ltd.(2)	27,830	31,177
		474,269
Consumer Staples Distribution & Retail — 0.3%
BGF retail Co. Ltd.	1,913	144,557
Casey's General Stores, Inc.	567	262,289
Costco Wholesale Corp.	361	359,014
Kobe Bussan Co. Ltd.	1,400	42,784
Koninklijke Ahold Delhaize NV	9,180	376,922
Maplebear, Inc.(2)	5,254	209,582
Marks & Spencer Group PLC	15,316	79,590
PriceSmart, Inc.	818	83,019
Redcare Pharmacy NV(2)	470	70,235
Sysco Corp.	4,726	337,436
Tsuruha Holdings, Inc.(3)	1,100	88,483
		2,053,911
Containers and Packaging — 0.3%
Ball Corp.	3,445	178,933
Graphic Packaging Holding Co.	26,471	669,981
Packaging Corp. of America	2,034	377,531
Verallia SA	19,582	654,793
		1,881,238
Distributors — 0.1%
D'ieteren Group	348	69,496
LKQ Corp.	4,900	187,229
Pool Corp.	1,620	474,887
		731,612
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc.(2)	4,082	511,964
Duolingo, Inc.(2)	1,732	674,579
OneSpaWorld Holdings Ltd.	4,835	80,745
Stride, Inc.(2)	1,030	146,518
		1,413,806
Diversified REITs — 0.2%
British Land Co. PLC	58,168	306,014
Essential Properties Realty Trust, Inc.	7,062	227,184
Merlin Properties Socimi SA(3)	15,599	176,897
Mirvac Group	152,090	221,846
Stockland	94,622	332,524
		1,264,465
Diversified Telecommunication Services — 0.1%
Cellnex Telecom SA	2,470	99,959
Gamma Communications PLC	2,249	40,149
Globalstar, Inc.(2)	1,420	27,293
Orange SA	7,571	109,840
Verizon Communications, Inc.	7,322	322,607
		599,848
Electric Utilities — 0.4%
Evergy, Inc.	7,135	493,029

Eversource Energy	9,424	560,540
Iberdrola SA	28,438	512,619
NextEra Energy, Inc.	9,532	637,500
PPL Corp.	5,454	199,071
Xcel Energy, Inc.	6,239	441,097
		2,843,856
Electrical Equipment — 0.4%
AMETEK, Inc.	1,031	174,837
Eaton Corp. PLC	1,037	305,262
Emerson Electric Co.	3,479	365,678
Furukawa Electric Co. Ltd.	1,100	34,740
GE Vernova, Inc.	372	137,945
Hubbell, Inc.	585	212,460
Legrand SA	1,721	189,138
nVent Electric PLC	3,069	168,519
Regal Rexnord Corp.	603	63,821
Schneider Electric SE	1,650	385,515
Siemens Energy AG(2)	7,539	581,888
SWCC Corp.(3)	2,000	90,885
Vertiv Holdings Co., Class A	4,838	413,068
		3,123,756
Electronic Equipment, Instruments and Components — 0.2%
CDW Corp.	1,131	181,593
Keyence Corp.	1,300	543,519
Keysight Technologies, Inc.(2)	416	60,487
Littelfuse, Inc.	465	84,774
Maruwa Co. Ltd.	300	61,688
Mirion Technologies, Inc., Class A(2)	5,784	91,272
TE Connectivity PLC	2,922	427,722
		1,451,055
Energy Equipment and Services — 0.2%
Aris Water Solutions, Inc., Class A	972	24,261
Baker Hughes Co.	10,981	388,728
DOF Group ASA(2)	7,131	55,923
Expro Group Holdings NV(2)	9,273	76,688
SBM Offshore NV(3)	2,724	57,270
Schlumberger NV	11,637	386,930
Subsea 7 SA	5,390	81,610
TechnipFMC PLC	1,119	31,522
Transocean Ltd.(2)	29,972	63,840
		1,166,772
Entertainment — 0.1%
CTS Eventim AG & Co. KGaA	351	41,589
Liberty Media Corp.-Liberty Formula One, Class C(2)	866	76,788
Netflix, Inc.(2)	275	311,223
Spotify Technology SA(2)	706	433,470
		863,070
Financial Services — 0.4%
Adyen NV(2)	270	436,918
Block, Inc.(2)	2,068	120,916
Corpay, Inc.(2)	2,147	698,569
Fiserv, Inc.(2)	1,460	269,472
Mastercard, Inc., Class A	1,572	861,550
Payoneer Global, Inc.(2)	1,564	10,995
Shift4 Payments, Inc., Class A(2)(3)	814	66,585

Visa, Inc., Class A	1,261	435,676
		2,900,681
Food Products — 0.3%
AAK AB	844	22,072
Aryzta AG(2)	24,095	60,434
Conagra Brands, Inc.	18,438	455,603
Freshpet, Inc.(2)	736	54,126
General Mills, Inc.	5,913	335,504
Kerry Group PLC, Class A	4,562	482,941
Mondelez International, Inc., Class A	3,804	259,167
Toyo Suisan Kaisha Ltd.	1,100	71,110
Vital Farms, Inc.(2)	2,335	79,950
		1,820,907
Gas Utilities — 0.1%
Nippon Gas Co. Ltd.	3,400	62,712
ONE Gas, Inc.	5,241	411,471
Spire, Inc.	5,447	416,914
		891,097
Ground Transportation — 0.4%
CSX Corp.	19,227	539,702
Knight-Swift Transportation Holdings, Inc.	2,273	89,033
Kyushu Railway Co.	2,900	75,056
Norfolk Southern Corp.	4,754	1,065,134
Schneider National, Inc., Class B	2,843	61,096
Uber Technologies, Inc.(2)	3,189	258,341
Union Pacific Corp.	1,326	285,965
XPO, Inc.(2)	3,591	381,077
		2,755,404
Health Care Equipment and Supplies — 0.9%
Alphatec Holdings, Inc.(2)	11,692	128,378
Becton Dickinson & Co.	3,137	649,641
Dexcom, Inc.(2)	8,330	594,595
Eckert & Ziegler SE	794	54,276
Envista Holdings Corp.(2)	15,825	254,466
GE HealthCare Technologies, Inc.	8,205	577,058
Hologic, Inc.(2)	4,644	270,281
IDEXX Laboratories, Inc.(2)	1,336	578,020
Insulet Corp.(2)	1,822	459,672
Integer Holdings Corp.(2)	628	79,323
Intuitive Surgical, Inc.(2)	631	325,470
Medtronic PLC	4,744	402,102
SI-BONE, Inc.(2)	5,456	74,474
Terumo Corp.	27,500	526,370
UFP Technologies, Inc.(2)	499	104,062
Ypsomed Holding AG(3)	92	39,198
Zimmer Biomet Holdings, Inc.	11,786	1,214,547
		6,331,933
Health Care Providers and Services — 0.8%
Cardinal Health, Inc.	1,244	175,765
Cencora, Inc.	3,059	895,278
Centene Corp.(2)	5,803	347,310
Chartwell Retirement Residences	33,330	418,499
Cigna Group	1,212	412,128
Encompass Health Corp.	1,051	122,956

Ensign Group, Inc.	1,099	141,760
Galenica AG	362	37,917
HealthEquity, Inc.(2)	1,093	93,692
Henry Schein, Inc.(2)	12,351	802,444
Labcorp Holdings, Inc.	3,065	738,696
NeoGenomics, Inc.(2)	6,822	43,627
Pediatrix Medical Group, Inc.(2)	3,429	44,165
Quest Diagnostics, Inc.	1,756	312,954
RadNet, Inc.(2)	2,189	114,660
Talkspace, Inc.(2)	12,869	39,508
UnitedHealth Group, Inc.	1,550	637,732
Universal Health Services, Inc., Class B	1,449	256,574
		5,635,665
Health Care REITs — 0.5%
Aedifica SA	3,239	259,236
American Healthcare REIT, Inc.	5,223	168,598
CareTrust REIT, Inc.	10,254	300,135
Healthpeak Properties, Inc.	18,724	334,036
Ventas, Inc.	16,315	1,143,355
Welltower, Inc.	8,589	1,310,596
		3,515,956
Health Care Technology — 0.1%
Phreesia, Inc.(2)	1,983	49,496
Pro Medicus Ltd.	224	32,845
Schrodinger, Inc.(2)	2,053	52,618
Veeva Systems, Inc., Class A(2)	1,459	340,954
		475,913
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	7,821	110,433
Invincible Investment Corp.	162	66,956
Japan Hotel REIT Investment Corp.	120	59,341
		236,730
Hotels, Restaurants and Leisure — 0.7%
Airbnb, Inc., Class A(2)	2,876	350,642
Booking Holdings, Inc.	52	265,163
Brinker International, Inc.(2)	738	99,113
Chipotle Mexican Grill, Inc.(2)	17,511	884,656
DoorDash, Inc., Class A(2)	1,598	308,238
GENDA, Inc.(2)(3)	7,500	57,482
Guzman y Gomez Ltd.(2)(3)	1,849	38,064
Hilton Worldwide Holdings, Inc.	5,228	1,178,810
Life Time Group Holdings, Inc.(2)	2,818	86,400
MakeMyTrip Ltd.(2)	3,787	396,953
Planet Fitness, Inc., Class A(2)	1,369	129,494
Round One Corp.	7,800	48,417
Sodexo SA	2,503	158,882
Trip.com Group Ltd., ADR	6,600	389,334
Viking Holdings Ltd.(2)	5,021	206,012
Whitbread PLC	11,409	396,246
		4,993,906
Household Durables — 0.2%
Barratt Redrow PLC	38,241	238,402
Breville Group Ltd.(3)	612	11,221
Champion Homes, Inc.(2)	1,032	89,268
De' Longhi SpA	1,587	49,112

Mohawk Industries, Inc.(2)	2,937	312,350
Taylor Wimpey PLC	305,224	479,601
TopBuild Corp.(2)	863	255,241
		1,435,195
Household Products — 0.4%
Church & Dwight Co., Inc.	7,674	762,335
Colgate-Palmolive Co.	2,020	186,224
Henkel AG & Co. KGaA, Preference Shares	4,117	319,752
Kimberly-Clark Corp.	3,411	449,502
Procter & Gamble Co.	3,442	559,566
Reckitt Benckiser Group PLC	13,766	888,547
		3,165,926
Independent Power and Renewable Electricity Producers — 0.1%
Talen Energy Corp.(2)	429	92,269
TransAlta Corp.	5,346	47,659
Vistra Corp.	5,250	680,558
		820,486
Industrial Conglomerates — 0.1%
Hitachi Ltd.	6,400	158,179
Honeywell International, Inc.	1,485	312,593
		470,772
Industrial REITs — 0.4%
EastGroup Properties, Inc.	1,561	255,099
Goodman Group	28,560	546,748
Prologis, Inc.	15,088	1,541,993
STAG Industrial, Inc.	3,524	116,398
Tritax Big Box REIT PLC	40,030	76,573
Warehouses De Pauw CVA(2)	6,731	171,924
		2,708,735
Insurance — 0.6%
Aegon Ltd.	38,682	248,800
Allstate Corp.	1,532	303,933
Beazley PLC	5,829	69,066
Goosehead Insurance, Inc., Class A	598	58,132
Hanover Insurance Group, Inc.	1,386	230,215
HCI Group, Inc.	494	72,272
Just Group PLC	22,710	42,835
Kinsale Capital Group, Inc.	177	77,041
Marsh & McLennan Cos., Inc.	1,163	262,222
MetLife, Inc.	4,299	324,016
NN Group NV	1,385	84,929
Palomar Holdings, Inc.(2)	827	119,931
Progressive Corp.	941	265,117
Prudential PLC	54,330	577,679
Reinsurance Group of America, Inc.	2,739	513,042
Root, Inc., Class A(2)	606	84,640
Ryan Specialty Holdings, Inc., Class A	7,571	495,976
Storebrand ASA	7,322	88,403
Willis Towers Watson PLC	2,292	705,478
		4,623,727
Interactive Media and Services — 0.6%
Alphabet, Inc., Class A	10,139	1,610,073
CAR Group Ltd.	1,790	38,206
Hemnet Group AB(2)	2,225	76,375
Meta Platforms, Inc., Class A	1,888	1,036,512

Pinterest, Inc., Class A(2)	14,586	369,318
QuinStreet, Inc.(2)	4,591	80,434
Scout24 SE	861	102,611
Tencent Holdings Ltd.	10,700	655,385
		3,968,914
IT Services — 0.5%
Accenture PLC, Class A	1,365	408,340
Alten SA	232	19,665
Amdocs Ltd.	5,114	452,998
BIPROGY, Inc.	1,400	45,721
Cloudflare, Inc., Class A(2)	6,570	793,525
Cognizant Technology Solutions Corp., Class A	4,692	345,190
Globant SA(2)	291	34,213
Grid Dynamics Holdings, Inc.(2)	2,010	28,462
International Business Machines Corp.	1,844	445,916
MongoDB, Inc.(2)	2,359	406,149
NEC Corp.	25,000	608,570
NEXTDC Ltd.(2)(3)	2,586	19,634
SCSK Corp.	2,200	57,542
		3,665,925
Leisure Products — 0.0%
MIPS AB(3)	519	18,292
Technogym SpA	1,673	22,607
Thule Group AB(3)	634	14,451
YETI Holdings, Inc.(2)	2,556	72,974
Yonex Co. Ltd.	2,500	40,907
		169,231
Life Sciences Tools and Services — 0.5%
Agilent Technologies, Inc.	2,559	275,348
Avantor, Inc.(2)	8,774	113,974
Bio-Techne Corp.	2,065	103,973
Danaher Corp.	2,107	419,988
ICON PLC(2)	1,347	203,990
IQVIA Holdings, Inc.(2)	4,875	755,966
Lonza Group AG	821	589,896
Mettler-Toledo International, Inc.(2)	140	149,880
Qiagen NV(2)	2,844	121,581
Siegfried Holding AG(2)(3)	490	58,338
Thermo Fisher Scientific, Inc.	630	270,270
West Pharmaceutical Services, Inc.	2,110	445,822
		3,509,026
Machinery — 0.6%
Albany International Corp., Class A	1,839	120,933
CNH Industrial NV	5,620	65,023
Crane Co.	1,915	308,277
Cummins, Inc.	1,615	474,552
Daimler Truck Holding AG	5,445	218,761
Deere & Co.	474	219,727
Doosan Bobcat, Inc.	771	26,507
Dover Corp.	978	166,896
Fluidra SA(3)	1,241	28,731
Gates Industrial Corp. PLC(2)	8,710	164,793
Georg Fischer AG(3)	370	26,753
Konecranes OYJ	1,204	80,666
Organo Corp.(3)	900	43,082

Oshkosh Corp.	6,842	573,086
Parker-Hannifin Corp.	352	212,981
RBC Bearings, Inc.(2)	284	93,314
RENK Group AG	1,657	99,824
Sulzer AG	338	57,210
Timken Co.	4,404	282,957
Toro Co.	2,312	157,863
Weir Group PLC	7,777	234,426
Xylem, Inc.	2,826	340,731
		3,997,093
Media — 0.2%
CyberAgent, Inc.(3)	7,400	63,344
Fox Corp., Class B	2,252	104,133
Interpublic Group of Cos., Inc.	12,063	303,023
Magnite, Inc.(2)	6,330	75,264
New York Times Co., Class A	586	30,507
Omnicom Group, Inc.	3,739	284,762
Trade Desk, Inc., Class A(2)	5,164	276,945
WPP PLC	39,475	306,032
		1,444,010
Metals and Mining — 0.1%
Acerinox SA	3,874	43,781
Alamos Gold, Inc., Class A	3,948	112,861
Capstone Copper Corp.(2)	8,212	39,553
Carpenter Technology Corp.	778	152,185
GMK Norilskiy Nickel PAO(2)(4)	265,800	3
Reliance, Inc.	1,197	345,011
Sandfire Resources Ltd.(2)(3)	6,185	39,392
Torex Gold Resources, Inc.(2)	3,672	118,929
Vale SA	11,600	108,107
		959,822
Multi-Utilities — 0.1%
Hera SpA	10,465	49,544
Northwestern Energy Group, Inc.	10,372	603,962
WEC Energy Group, Inc.	297	32,527
		686,033
Office REITs — 0.1%
Cousins Properties, Inc.	3,673	101,154
Mindspace Business Parks REIT	10,130	46,203
Orix JREIT, Inc.	144	181,365
Vornado Realty Trust	3,317	117,024
		445,746
Oil, Gas and Consumable Fuels — 0.6%
Cheniere Energy, Inc.	1,429	330,256
ConocoPhillips	2,227	198,470
Coterra Energy, Inc.	14,006	343,987
Diamondback Energy, Inc.	1,793	236,694
Eni SpA	7,983	114,329
Enterprise Products Partners LP	27,252	814,835
EOG Resources, Inc.	1,100	121,363
EQT Corp.	2,631	130,077
Expand Energy Corp.	2,572	267,231
Gaztransport Et Technigaz SA	645	105,137
Kosmos Energy Ltd.(2)	28,804	44,358
Occidental Petroleum Corp.	6,232	245,603

Parkland Corp.	7,886	198,666
Permian Resources Corp.	14,582	172,068
Repsol SA	31,678	387,221
Shell PLC	4,831	155,905
Targa Resources Corp.	3,498	597,808
		4,464,008
Paper and Forest Products — 0.0%
Mondi PLC	15,324	232,605
Passenger Airlines — 0.1%
Southwest Airlines Co.	13,925	389,343
Personal Care Products — 0.1%
elf Beauty, Inc.(2)	557	34,462
Estee Lauder Cos., Inc., Class A	5,299	317,728
Kenvue, Inc.	29,440	694,784
		1,046,974
Pharmaceuticals — 0.7%
ALK-Abello AS(2)	2,804	65,363
AstraZeneca PLC	3,574	512,035
Bristol-Myers Squibb Co.	2,615	131,273
Camurus AB(2)	654	42,030
CorMedix, Inc.(2)(3)	1,520	13,969
Edgewise Therapeutics, Inc.(2)	1,610	26,404
Eli Lilly & Co.	724	650,840
Galderma Group AG	2,681	311,386
GSK PLC	39,452	780,467
Haleon PLC	71,499	359,774
Hikma Pharmaceuticals PLC	4,488	118,930
Merck & Co., Inc.	2,345	199,794
Novo Nordisk AS, Class B	2,638	176,381
Roche Holding AG	1,051	343,663
Sanofi SA	4,600	503,202
Sanofi SA, ADR	3,369	185,127
Verona Pharma PLC, ADR(2)	540	38,918
Zoetis, Inc.	2,061	322,340
		4,781,896
Professional Services — 0.6%
Adecco Group AG	20,808	541,553
ALS Ltd.	10,192	111,831
Automatic Data Processing, Inc.	745	223,947
BayCurrent, Inc.	2,400	129,321
CACI International, Inc., Class A(2)	144	65,933
Equifax, Inc.	761	197,959
Experian PLC	10,325	513,680
First Advantage Corp.(2)	4,769	67,243
Korn Ferry	1,593	98,288
Paylocity Holding Corp.(2)	496	95,282
Randstad NV	11,409	457,954
RELX PLC	10,892	594,432
TechnoPro Holdings, Inc.	2,900	64,669
Teleperformance SE	4,986	546,740
Verisk Analytics, Inc.	1,984	588,117
Verra Mobility Corp.(2)	4,248	92,606
		4,389,555
Real Estate Management and Development — 0.2%
Colliers International Group, Inc.	366	43,689

CTP NV	10,883	204,416
FirstService Corp.	371	65,122
FirstService Corp. (Toronto)	708	124,262
Katitas Co. Ltd.	4,000	57,956
Mitsui Fudosan Co. Ltd.	40,100	397,417
PSP Swiss Property AG	463	82,447
Savills PLC	1,023	12,686
Sumitomo Realty & Development Co. Ltd.	2,400	89,391
TAG Immobilien AG(2)	2,381	38,765
Tokyo Tatemono Co. Ltd.	14,800	265,339
		1,381,490
Residential REITs — 0.5%
Advance Residence Investment Corp.	117	120,558
American Homes 4 Rent, Class A	5,888	220,152
AvalonBay Communities, Inc.	1,572	330,088
Camden Property Trust	1,135	129,163
Comforia Residential REIT, Inc.	36	69,985
Equity LifeStyle Properties, Inc.	1,672	108,312
Equity Residential	7,576	532,290
Essex Property Trust, Inc.	1,994	556,625
Invitation Homes, Inc.	11,603	396,707
Mid-America Apartment Communities, Inc.	2,500	399,125
Nippon Accommodations Fund, Inc.	141	115,024
Sun Communities, Inc.	819	101,908
UDR, Inc.	5,401	226,194
UNITE Group PLC	27,517	316,143
		3,622,274
Retail REITs — 0.6%
Agree Realty Corp.(3)	7,229	561,043
CapitaLand Integrated Commercial Trust	144,300	237,475
Charter Hall Retail REIT	38,305	91,496
Frasers Centrepoint Trust	80,300	139,112
Japan Metropolitan Fund Invest	338	225,202
Kite Realty Group Trust	5,457	118,144
Link REIT	45,720	214,054
Realty Income Corp.	10,622	614,589
Regency Centers Corp.	6,485	468,087
Scentre Group	143,691	332,895
Simon Property Group, Inc.	3,640	572,863
Unibail-Rodamco-Westfield	2,367	200,379
Urban Edge Properties	8,775	158,564
		3,933,903
Semiconductors and Semiconductor Equipment — 1.1%
Analog Devices, Inc.	3,794	739,526
Applied Materials, Inc.	287	43,254
ARM Holdings PLC, ADR(2)	672	76,642
ASML Holding NV	948	634,631
Broadcom, Inc.	5,196	1,000,074
Credo Technology Group Holding Ltd.(2)	1,522	65,522
Ichor Holdings Ltd.(2)	1,907	37,720
Impinj, Inc.(2)	455	41,919
Lattice Semiconductor Corp.(2)	3,109	152,123
MACOM Technology Solutions Holdings, Inc.(2)	762	79,058
Marvell Technology, Inc.	2,092	122,110
Melexis NV(3)	358	21,483

Monolithic Power Systems, Inc.	768	455,501
Nova Ltd.(2)	309	60,629
NVIDIA Corp.	19,715	2,147,358
NXP Semiconductors NV	550	101,370
Onto Innovation, Inc.(2)	312	38,055
Power Integrations, Inc.	1,183	58,109
Rambus, Inc.(2)	1,518	74,063
Silicon Laboratories, Inc.(2)	916	93,212
SUMCO Corp.	50,200	346,184
Taiwan Semiconductor Manufacturing Co. Ltd.	35,000	991,709
Teradyne, Inc.	3,889	288,603
Tower Semiconductor Ltd.(2)	977	34,957
		7,703,812
Software — 2.2%
ACI Worldwide, Inc.(2)	2,497	133,240
Agilysys, Inc.(2)	728	54,127
AppLovin Corp., Class A(2)	3,401	915,923
BlackLine, Inc.(2)	1,476	69,711
Cadence Design Systems, Inc.(2)	2,880	857,491
Crowdstrike Holdings, Inc., Class A(2)	508	217,866
CyberArk Software Ltd.(2)	503	177,136
Datadog, Inc., Class A(2)	6,635	677,832
Descartes Systems Group, Inc.(2)	757	79,719
Docusign, Inc.(2)	5,625	459,844
Dynatrace, Inc.(2)	3,471	163,033
Elastic NV(2)	538	46,376
Fair Isaac Corp.(2)	472	939,129
Guidewire Software, Inc.(2)	3,486	713,828
HubSpot, Inc.(2)	1,228	750,922
Kinaxis, Inc.(2)	452	61,033
Klaviyo, Inc., Class A(2)	2,148	65,385
Manhattan Associates, Inc.(2)	1,886	334,558
Microsoft Corp.	8,517	3,366,429
nCino, Inc.(2)(3)	2,138	49,602
Onestream, Inc.(2)	2,293	49,070
Open Text Corp.	5,377	145,560
Palantir Technologies, Inc., Class A(2)	23,311	2,760,955
Q2 Holdings, Inc.(2)	985	78,061
Salesforce, Inc.	841	225,985
Samsara, Inc., Class A(2)	4,215	167,167
SAP SE	2,969	868,696
ServiceNow, Inc.(2)	172	164,262
SimilarWeb Ltd.(2)	4,061	30,620
Tenable Holdings, Inc.(2)	1,588	48,545
Workday, Inc., Class A(2)	1,210	296,450
Zscaler, Inc.(2)	2,940	664,940
		15,633,495
Specialized REITs — 0.9%
American Tower Corp.	1,833	413,176
Big Yellow Group PLC	9,871	132,892
CubeSmart	5,083	206,726
Digital Realty Trust, Inc.	3,530	566,706
Equinix, Inc.	1,825	1,570,869
Iron Mountain, Inc.	2,984	267,575
Keppel DC REIT	121,700	201,346

National Storage Affiliates Trust	1,085	40,362
Public Storage	4,201	1,262,106
SBA Communications Corp.	2,092	509,193
Smartstop Self Storage REIT, Inc.	2,398	84,266
VICI Properties, Inc.	37,944	1,214,967
		6,470,184
Specialty Retail — 0.4%
Aritzia, Inc.(2)	1,416	49,806
Auto1 Group SE(2)	4,667	112,137
Boot Barn Holdings, Inc.(2)	841	87,750
Burlington Stores, Inc.(2)	2,348	528,394
CarMax, Inc.(2)	1,685	108,969
Home Depot, Inc.	1,817	655,010
JB Hi-Fi Ltd.	1,574	104,305
Sanrio Co. Ltd.	1,300	51,800
TJX Cos., Inc.	4,022	517,551
Tractor Supply Co.	5,773	292,229
Warby Parker, Inc., Class A(2)	5,462	90,178
Zalando SE(2)	14,332	523,351
		3,121,480
Technology Hardware, Storage and Peripherals — 0.5%
Apple, Inc.	9,222	1,959,675
HP, Inc.	16,515	422,288
Samsung Electronics Co. Ltd.	19,667	767,358
Super Micro Computer, Inc.(2)(3)	4,278	136,297
		3,285,618
Textiles, Apparel and Luxury Goods — 0.1%
Asics Corp.	4,700	101,022
Cie Financiere Richemont SA, Class A	1,145	202,327
Deckers Outdoor Corp.(2)	852	94,427
On Holding AG, Class A(2)	10,262	493,705
		891,481
Tobacco — 0.1%
British American Tobacco PLC	11,552	503,186
KT&G Corp.	1,077	86,929
		590,115
Trading Companies and Distributors — 0.5%
Applied Industrial Technologies, Inc.	227	55,225
Beijer Ref AB(3)	1,006	15,345
Bunzl PLC	14,078	442,394
Core & Main, Inc., Class A(2)	6,085	320,558
Diploma PLC	1,792	95,086
Ferguson Enterprises, Inc.	957	162,365
Herc Holdings, Inc.	230	25,171
MonotaRO Co. Ltd.(3)	21,300	409,660
MSC Industrial Direct Co., Inc., Class A	8,230	629,430
Rexel SA	10,154	282,115
SGH Ltd.	2,618	85,621
SiteOne Landscape Supply, Inc.(2)	997	114,466
Sojitz Corp.	2,800	66,242
Sumitomo Corp.	17,200	419,962
United Rentals, Inc.	283	178,700
WESCO International, Inc.	2,090	340,586
		3,642,926

Transportation Infrastructure — 0.0%
Flughafen Zurich AG	305	76,855
TOTAL COMMON STOCKS (Cost $147,992,348)		189,403,843
U.S. TREASURY SECURITIES — 13.2%
U.S. Treasury Bonds, 2.375%, 2/15/42	7,322,000	5,370,801
U.S. Treasury Bonds, 4.625%, 11/15/44	1,703,000	1,686,502
U.S. Treasury Inflation-Indexed Bonds, 2.375%, 1/15/27	395,560	406,389
U.S. Treasury Inflation-Indexed Bonds, 2.50%, 1/15/29	1,686,814	1,766,639
U.S. Treasury Inflation-Indexed Bonds, 3.375%, 4/15/32	179,765	200,371
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/40	885,768	881,313
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/41	1,194,789	1,178,242
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43	1,346,215	1,008,153
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44	3,628,115	3,071,446
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45	2,926,843	2,153,828
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47	727,012	531,210
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/51	1,225,580	674,806
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/54	1,403,568	1,295,405
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/25	6,054,840	6,048,805
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26	3,650,130	3,627,197
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27	5,045,941	4,975,357
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28	2,393,123	2,363,372
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29	2,400,992	2,373,175
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/29	9,633,665	9,794,774
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/32	3,148,204	2,843,416
U.S. Treasury Notes, 0.25%, 5/31/25(5)	9,900,000	9,865,398
U.S. Treasury Notes, 4.625%, 2/28/26	6,260,000	6,291,370
U.S. Treasury Notes, 0.50%, 4/30/27	6,000,000	5,644,453
U.S. Treasury Notes, 2.75%, 7/31/27	3,505,000	3,441,130
U.S. Treasury Notes, 4.375%, 8/31/28	6,170,000	6,315,694
U.S. Treasury Notes, 3.50%, 4/30/30	2,350,000	2,325,215
U.S. Treasury Notes, 4.375%, 11/30/30	1,390,000	1,429,990
U.S. Treasury Notes, 1.875%, 2/15/32(5)	5,800,000	5,093,465
U.S. Treasury Notes, VRN, 4.37%, (3-month USBMMY plus 0.13%), 7/31/25	1,500,000	1,500,045
TOTAL U.S. TREASURY SECURITIES (Cost $99,276,517)		94,157,961
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 7.1%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 7.1%
FHLMC, 6.00%, 2/1/38	14,594	15,298
FHLMC, 4.50%, 10/1/52	4,871,882	4,670,579
FHLMC, 5.50%, 12/1/52	2,212,656	2,215,960
FHLMC, 5.00%, 6/1/53	2,443,113	2,400,109
FNMA, 3.50%, 9/1/52	5,190,236	4,693,341
FNMA, 4.50%, 10/1/52	4,859,703	4,658,262
FNMA, 5.50%, 3/1/54	2,323,395	2,324,890
GNMA, 2.00%, TBA	2,936,000	2,396,023
GNMA, 5.50%, TBA	4,828,000	4,826,925
GNMA, 7.00%, 12/15/27	3,195	3,214
GNMA, 7.50%, 12/15/27	331	332
GNMA, 6.00%, 5/15/28	2,230	2,257
GNMA, 6.50%, 5/15/28	1,971	1,996
GNMA, 7.00%, 5/15/31	4,527	4,721
GNMA, 6.50%, 10/15/38	247,010	259,931
GNMA, 4.50%, 6/15/41	100,834	98,684
UMBS , 4.00%, TBA	5,114,000	4,766,649

UMBS , 5.00%, TBA		11,265,000	11,029,005
UMBS , 5.50%, TBA		5,763,000	5,751,459
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $49,773,577)			50,119,635
SOVEREIGN GOVERNMENTS AND AGENCIES — 2.6%
Australia — 0.1%
Australia Government Bonds, 3.00%, 3/21/47	AUD	1,270,000	624,434
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	395,000	249,667
			874,101
Austria — 0.2%
Republic of Austria Government Bonds, 3.45%, 10/20/30(6)	EUR	1,300,000	1,561,303
Belgium — 0.2%
Kingdom of Belgium Government Bonds, 2.85%, 10/22/34(6)	EUR	1,100,000	1,243,062
Kingdom of Belgium Government Bonds, 4.25%, 3/28/41(6)	EUR	74,000	91,743
			1,334,805
Canada — 0.2%
Province of British Columbia, 2.85%, 6/18/25	CAD	809,000	586,933
Province of Quebec, 5.75%, 12/1/36	CAD	445,000	376,129
Province of Quebec, 5.00%, 12/1/41	CAD	30,000	23,580
Province of Quebec, 3.50%, 12/1/48	CAD	110,000	68,801
			1,055,443
Chile — 0.0%
Chile Government International Bonds, 5.33%, 1/5/54		160,000	149,161
China — 0.5%
China Government Bonds, 2.68%, 5/21/30	CNY	24,800,000	3,605,430
Colombia — 0.2%
Colombia Government International Bonds, 3.25%, 4/22/32		1,500,000	1,160,555
Indonesia — 0.1%
Indonesia Treasury Bonds, 7.00%, 2/15/33	IDR	16,500,000,000	1,004,101
Japan — 0.2%
Japan Government Thirty Year Bonds, 1.40%, 3/20/53	JPY	78,000,000	416,751
Japan Government Thirty Year Bonds, 1.20%, 6/20/53	JPY	66,500,000	335,601
Japan Government Thirty Year Bonds, 1.80%, 9/20/53	JPY	51,300,000	300,662
			1,053,014
Malaysia — 0.0%
Malaysia Government Bonds, 3.96%, 9/15/25	MYR	990,000	230,159
Mexico — 0.2%
Mexico Bonos, 8.50%, 3/1/29	MXN	25,600,000	1,297,486
Norway — 0.0%
Norway Government Bonds, 1.75%, 2/17/27(6)	NOK	1,880,000	175,252
Panama — 0.1%
Panama Government International Bonds, 6.875%, 1/31/36		750,000	726,503
Peru — 0.1%
Peru Government International Bonds, 8.75%, 11/21/33		500,000	607,437
Saudi Arabia — 0.3%
Saudi Government International Bonds, 3.375%, 3/5/32(6)	EUR	1,250,000	1,421,770
Saudi Government International Bonds, 5.625%, 1/13/35(6)		800,000	828,238
			2,250,008
Thailand — 0.1%
Thailand Government Bonds, 3.85%, 12/12/25	THB	11,550,000	350,349
United Kingdom — 0.1%
U.K. Gilts, 0.125%, 1/30/26	GBP	800,000	1,042,453
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $18,797,015)			18,477,560

CORPORATE BONDS — 1.4%
Automobiles — 0.1%
Ford Motor Credit Co. LLC, 3.625%, 6/17/31		670,000	572,980
Banks — 0.8%
Avi Funding Co. Ltd. , 3.80%, 9/16/25(6)		255,000	254,408
Bank of America Corp., VRN, 5.47%, 1/23/35		170,000	172,493
Citigroup, Inc., VRN, 5.61%, 3/4/56		155,000	148,229
Commerzbank AG, 4.00%, 3/23/26	EUR	250,000	287,306
European Union, 0.00%, 7/4/31(7)	EUR	1,650,000	1,604,873
Fifth Third Bank NA, 3.95%, 7/28/25		2,415,000	2,408,735
HSBC Bank PLC, VRN, 5.375%, 11/4/30	GBP	50,000	66,728
ING Groep NV, 2.125%, 1/10/26	EUR	400,000	453,037
Wells Fargo & Co., VRN, 5.39%, 4/24/34		60,000	60,264
			5,456,073
Chemicals — 0.0%
EQUATE Petrochemical Co. KSC, 4.25%, 11/3/26(6)		82,000	81,242
Commercial Services and Supplies — 0.0%
Waste Connections, Inc., 2.95%, 1/15/52		154,000	97,192
Diversified Consumer Services — 0.0%
Duke University, 3.30%, 10/1/46		220,000	160,595
Diversified Telecommunication Services — 0.1%
AT&T, Inc., 2.60%, 12/17/29	EUR	120,000	134,376
Sprint Capital Corp., 6.875%, 11/15/28		352,000	376,592
			510,968
Electric Utilities — 0.1%
Duke Energy Carolinas LLC, 3.20%, 8/15/49		270,000	179,632
Duke Energy Progress LLC, 4.15%, 12/1/44		59,000	48,203
MidAmerican Energy Co., 5.85%, 9/15/54		95,000	96,188
Northern States Power Co., 5.10%, 5/15/53		110,000	100,394
			424,417
Ground Transportation — 0.0%
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		160,000	139,547
Health Care Providers and Services — 0.1%
DaVita, Inc., 4.625%, 6/1/30(6)		510,000	474,731
Kaiser Foundation Hospitals, 3.00%, 6/1/51		180,000	114,965
			589,696
Hotels, Restaurants and Leisure — 0.1%
Caesars Entertainment, Inc., 4.625%, 10/15/29(6)		200,000	184,834
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(6)		150,000	148,599
			333,433
Household Durables — 0.1%
KB Home, 4.80%, 11/15/29		477,000	460,845
Meritage Homes Corp., 5.125%, 6/6/27		160,000	161,552
			622,397
Insurance — 0.0%
AXA SA, VRN, 3.375%, 7/6/47	EUR	200,000	229,120
Media — 0.0%
Comcast Corp., 5.65%, 6/1/54		55,000	53,144
Metals and Mining — 0.0%
Freeport-McMoRan, Inc., 5.40%, 11/14/34		180,000	179,651
Multi-Utilities — 0.0%
Dominion Energy, Inc., 4.90%, 8/1/41		310,000	272,773
Oil, Gas and Consumable Fuels — 0.0%
Antero Resources Corp. , 7.625%, 2/1/29(6)		108,000	110,445

BP Capital Markets America, Inc., 3.06%, 6/17/41	180,000	129,786
		240,231
Passenger Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. , 5.50%, 4/20/26(6)	169,867	168,876
Software — 0.0%
Oracle Corp., 3.60%, 4/1/40	130,000	101,404
TOTAL CORPORATE BONDS (Cost $10,783,222)		10,233,739
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.0%
Private Sponsor Collateralized Mortgage Obligations — 0.9%
ABN AMRO Mortgage Corp., Series 2003-4, Class A4 , 5.50%, 3/25/33	3,359	3,337
COLT Mortgage Loan Trust, Series 2021-3, Class M1, VRN, 2.30%, 9/27/66(6)	1,800,000	1,196,962
GS Mortgage-Backed Securities Trust, Series 2024-PJ1, Class A15, VRN, 6.00%, 6/25/54(6)	478,578	482,887
JP Morgan Mortgage Trust, Series 2024-12, Class A4, VRN, 6.00%, 6/25/55(6)	649,612	657,760
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-2, Class A4, VRN, 6.00%, 6/25/53(6)	1,225,286	1,229,919
Rate Mortgage Trust, Series 2025-J1, Class A4, VRN, 6.00%, 3/25/55(6)	1,171,138	1,183,652
Sequoia Mortgage Trust, Series 2024-2, Class A4, VRN, 6.00%, 3/25/54(6)	766,537	773,050
Sequoia Mortgage Trust, Series 2024-6, Class A11, SEQ, VRN, 6.00%, 7/27/54(6)	907,170	912,244
SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(6)	23,544	21,060
		6,460,871
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FNMA, Series 2024-R01, Class 1M1, VRN, 5.40%, (30-day average SOFR plus 1.05%), 1/25/44(6)	321,927	321,006
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,366,442)		6,781,877
COLLATERALIZED LOAN OBLIGATIONS — 0.9%
ARES XLVII CLO Ltd., Series 2018-47A, Class C, VRN, 6.27%, (3-month SOFR plus 2.01%), 4/15/30(6)	350,000	349,742
Barings CLO Ltd., Series 2019-4A, Class BR, VRN, 6.11%, (3-month SOFR plus 1.85%), 7/15/37(6)	1,175,000	1,177,467
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class CR4, VRN, 6.37%, (3-month SOFR plus 2.10%), 4/22/32(6)	1,450,000	1,449,851
Cook Park CLO Ltd., Series 2018-1A, Class C, VRN, 6.29%, (3-month SOFR plus 2.01%), 4/17/30(6)	3,000,000	2,997,812
KKR CLO 18 Ltd., Series 2018, Class CR, VRN, 6.63%, (3-month SOFR plus 2.36%), 7/18/30(6)	200,000	200,239
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 6.64%, (3-month SOFR plus 2.36%), 1/25/32(6)	450,000	450,659
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $6,636,711)		6,625,770
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%
BX Trust, Series 2023-LIFE, Class A, SEQ, 5.05%, 2/15/28(6)	762,000	753,884
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class A, VRN, 5.59%, (1-month SOFR plus 1.26%), 11/15/38(6)	706,000	703,573
DBSG Mortgage Trust, Series 2024-ALTA, Class A, SEQ, VRN, 6.14%, 6/10/37(6)	706,000	714,151
NJ Trust, Series 2023-GSP, Class A, SEQ, VRN, 6.70%, 1/6/29(6)	705,000	742,557
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, VRN, 5.76%, (1-month SOFR plus 1.44%), 3/15/42(6)	794,000	781,628
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, SEQ, VRN, 6.13%, 3/15/40(6)	564,000	567,348
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $4,264,917)		4,263,141
PREFERRED SECURITIES — 0.2%
Automobiles — 0.1%
Volkswagen International Finance NV, 3.875%	500,000	533,219
Electric Utilities — 0.0%
Enel SpA, 2.25%	200,000	223,493
Insurance — 0.0%
AXA SA, 6.69%	50,000	67,736
Oil, Gas and Consumable Fuels — 0.1%
Eni SpA, 3.375%	500,000	549,873
TOTAL PREFERRED SECURITIES (Cost $1,660,419)		1,374,321

EXCHANGE-TRADED FUNDS — 0.1%
iShares Core S&P 500 ETF	1,554	867,070
iShares MSCI EAFE Small-Cap ETF	226	15,029
TOTAL EXCHANGE-TRADED FUNDS (Cost $918,338)		882,099
ASSET-BACKED SECURITIES — 0.1%
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(6)	286,905	267,037
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 8/17/37(6)	600,000	592,594
TOTAL ASSET-BACKED SECURITIES (Cost $889,551)		859,631
MUNICIPAL SECURITIES — 0.1%
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	140,000	160,207
New York City GO, 6.27%, 12/1/37	40,000	43,202
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	175,000	110,705
State of California GO, 4.60%, 4/1/28, Prerefunded at 100% of Par(8)	100,000	101,644
Texas Natural Gas Securitization Finance Corp. Rev., SEQ, 5.17%, 4/1/41	45,000	45,454
TOTAL MUNICIPAL SECURITIES (Cost $513,019)		461,212
SHORT-TERM INVESTMENTS — 4.7%
Certificates of Deposit — 0.3%
Toronto-Dominion Bank, 4.39%, 1/23/26(6)	1,750,000	1,750,000
Commercial Paper(9) — 3.0%
Alinghi Funding Co. LLC, VRN, 4.62%, 9/10/25 (LOC: UBS AG)(6)	2,000,000	1,999,841
Aquitaine Funding Co. LLC, VRN, 4.75%, 12/1/25(6)	2,875,000	2,875,000
Bank of Montreal, VRN, 4.62%, 11/26/25(6)	4,125,000	4,124,499
Hqla Funding LLC, VRN, 4.56%, 8/6/25 (LOC: Credit Agricole Corporate & Investment Bank)(6)	2,000,000	2,000,000
Intrepid Funding Co. LLC, 4.59%, 6/13/25 (LOC: Goldman Sachs International)(6)	4,250,000	4,227,226
Ionic Funding LLC, 4.59%, 5/9/25 (LOC: Bank of America N.A.)(6)	3,000,000	2,996,696
Ionic Funding LLC, 4.56%, 6/2/25(6)	2,168,000	2,159,234
Lion Bay Funding LLC, VRN, 4.34%, 7/16/25 (LOC: HSBC Bank PLC)(6)	1,000,000	1,000,000
		21,382,496
Money Market Funds — 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,546,361	5,546,361
State Street Navigator Securities Lending Government Money Market Portfolio(10)	3,031,028	3,031,028
		8,577,389
Treasury Bills(9) — 0.2%
U.S. Treasury Bills, 4.36%, 6/3/25	1,500,000	1,494,210
TOTAL SHORT-TERM INVESTMENTS (Cost $33,205,465)		33,204,095
TOTAL INVESTMENT SECURITIES — 104.5% (Cost $621,172,921)		742,526,992
OTHER ASSETS AND LIABILITIES — (4.5)%		(32,135,181)
TOTAL NET ASSETS — 100.0%		$710,391,811

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	845,440	AUD	1,347,492	Morgan Stanley	6/18/25	$(18,141)
BRL	2,835,646	USD	476,118	Citibank N.A.	6/18/25	18,266
CAD	14,914	USD	10,465	Citibank N.A.	6/27/25	384
CAD	13,277	USD	9,463	Citibank N.A.	6/27/25	195
CAD	31,902	USD	22,472	Citibank N.A.	6/27/25	735
CAD	36,870	USD	25,986	Citibank N.A.	6/27/25	835
CAD	11,031	USD	7,763	Citibank N.A.	6/27/25	261
CAD	13,049	USD	9,296	Citibank N.A.	6/27/25	196

CAD	12,092	USD	8,675	Citibank N.A.	6/27/25	122
CAD	19,628	USD	14,191	Citibank N.A.	6/27/25	88
CAD	16,338	USD	11,816	Citibank N.A.	6/27/25	69
CAD	13,363	USD	9,690	Citibank N.A.	6/27/25	31
CAD	16,497	USD	11,950	Citibank N.A.	6/27/25	51
CAD	12,044	USD	8,747	Citibank N.A.	6/27/25	15
USD	1,028,063	CAD	1,474,064	Morgan Stanley	6/18/25	(43,766)
USD	332,030	CAD	473,329	Citibank N.A.	6/27/25	(12,299)
USD	5,140	CAD	7,103	Citibank N.A.	6/27/25	(27)
USD	7,543	CAD	10,426	Citibank N.A.	6/27/25	(41)
CLP	130,779,052	USD	139,331	Morgan Stanley	6/18/25	(1,260)
USD	2,871,055	CNY	20,707,482	JPMorgan Chase Bank N.A.	5/30/25	(4,002)
COP	1,241,787,674	USD	294,790	Goldman Sachs & Co.	6/18/25	(2,763)
CZK	8,602,044	USD	376,628	Morgan Stanley	6/18/25	14,295
DKK	79,938	USD	12,216	Goldman Sachs & Co.	6/27/25	(37)
DKK	36,774	USD	5,348	UBS AG	6/27/25	255
DKK	28,253	USD	4,112	UBS AG	6/27/25	193
DKK	43,052	USD	6,278	UBS AG	6/27/25	281
DKK	31,392	USD	4,672	UBS AG	6/27/25	111
DKK	77,584	USD	11,404	UBS AG	6/27/25	417
DKK	62,897	USD	9,479	UBS AG	6/27/25	105
DKK	22,871	USD	3,499	UBS AG	6/27/25	(14)
USD	5,605	DKK	36,662	Citibank N.A.	6/27/25	19
USD	6,477	DKK	42,379	Citibank N.A.	6/27/25	20
USD	5,290	DKK	34,644	Citibank N.A.	6/27/25	12
USD	173,344	DKK	1,185,728	UBS AG	6/27/25	(7,318)
USD	5,286	DKK	34,868	UBS AG	6/27/25	(27)
EUR	50,000	USD	55,481	Bank of America N.A.	6/18/25	1,314
EUR	134,051	USD	152,837	Citibank N.A.	6/18/25	(567)
EUR	447,044	USD	509,130	JPMorgan Chase Bank N.A.	6/18/25	(1,328)
EUR	200,000	USD	219,495	Morgan Stanley	6/18/25	7,687
EUR	304,676	USD	330,075	Morgan Stanley	6/18/25	16,010
EUR	50,112	USD	54,369	Bank of America N.A.	6/27/25	2,587
EUR	5,731	USD	6,219	Bank of America N.A.	6/27/25	295
EUR	51,661	USD	56,059	Bank of America N.A.	6/27/25	2,657
EUR	4,123	USD	4,521	Bank of America N.A.	6/27/25	164
EUR	5,702	USD	6,414	Bank of America N.A.	6/27/25	67
EUR	8,772	USD	9,538	Goldman Sachs & Co.	6/27/25	432
EUR	9,181	USD	10,460	Goldman Sachs & Co.	6/27/25	(24)
EUR	50,010	USD	57,195	Goldman Sachs & Co.	6/27/25	(355)
EUR	7,983	USD	8,800	Morgan Stanley	6/27/25	272
EUR	50,782	USD	55,984	Morgan Stanley	6/27/25	1,733
EUR	48,989	USD	53,760	Morgan Stanley	6/27/25	1,919
EUR	4,269	USD	4,685	Morgan Stanley	6/27/25	167
EUR	4,942	USD	5,362	UBS AG	6/27/25	255
USD	9,091,289	EUR	8,324,686	Citibank N.A.	6/18/25	(364,808)
USD	53,491	EUR	49,160	Bank of America N.A.	6/27/25	(2,382)
USD	549,569	EUR	505,073	Bank of America N.A.	6/27/25	(24,476)
USD	57,720	EUR	52,034	Bank of America N.A.	6/27/25	(1,420)
USD	7,720	EUR	6,959	Bank of America N.A.	6/27/25	(190)
USD	66,545	EUR	58,643	Bank of America N.A.	6/27/25	(106)
USD	7,731	EUR	6,813	Bank of America N.A.	6/27/25	(12)
USD	5,911	EUR	5,175	Bank of America N.A.	6/27/25	28
USD	549,620	EUR	505,072	Goldman Sachs & Co.	6/27/25	(24,426)
USD	53,496	EUR	49,160	Goldman Sachs & Co.	6/27/25	(2,377)

USD	9,285	EUR	8,129	Goldman Sachs & Co.	6/27/25	46
USD	53,489	EUR	49,160	Morgan Stanley	6/27/25	(2,384)
USD	549,547	EUR	505,072	Morgan Stanley	6/27/25	(24,498)
USD	53,476	EUR	49,160	UBS AG	6/27/25	(2,397)
USD	549,415	EUR	505,073	UBS AG	6/27/25	(24,631)
GBP	120,000	USD	160,607	Bank of America N.A.	6/18/25	(655)
GBP	16,625	USD	21,182	Bank of America N.A.	6/27/25	980
GBP	19,127	USD	24,419	Bank of America N.A.	6/27/25	1,076
GBP	75,063	USD	99,521	Bank of America N.A.	6/27/25	537
USD	1,297,824	GBP	1,004,129	Morgan Stanley	6/18/25	(40,618)
USD	24,564	GBP	18,744	Bank of America N.A.	6/27/25	(421)
USD	42,908	GBP	33,586	Bank of America N.A.	6/27/25	(1,862)
USD	23,393	GBP	17,639	Bank of America N.A.	6/27/25	(119)
USD	404,369	GBP	312,569	Citibank N.A.	6/27/25	(12,283)
USD	404,340	GBP	312,569	Goldman Sachs & Co.	6/27/25	(12,312)
USD	22,789	GBP	17,218	Morgan Stanley	6/27/25	(163)
HUF	65,311,104	USD	176,253	Morgan Stanley	6/18/25	6,284
USD	273,268	IDR	4,515,343,709	Morgan Stanley	6/18/25	916
INR	58,005,579	USD	660,787	Bank of America N.A.	6/18/25	22,562
USD	1,142,927	JPY	168,060,666	Morgan Stanley	6/18/25	(38,711)
USD	487,121	MXN	10,041,948	JPMorgan Chase Bank N.A.	6/18/25	(21,930)
MYR	2,272,101	USD	517,156	Morgan Stanley	6/18/25	10,322
USD	170,551	NOK	1,818,199	Morgan Stanley	6/18/25	(4,222)
PEN	533,091	USD	145,189	Bank of America N.A.	6/18/25	13
PLN	2,062,148	USD	533,774	Morgan Stanley	6/18/25	11,135
RON	1,173,319	USD	256,248	Goldman Sachs & Co.	6/18/25	10,227
THB	10,393,622	USD	309,636	JPMorgan Chase Bank N.A.	6/18/25	2,496
TRY	4,488,993	USD	113,265	JPMorgan Chase Bank N.A.	6/18/25	(2,424)
USD	1,749,528	ZAR	32,154,008	Citibank N.A.	6/18/25	26,872
ZAR	31,412,656	USD	1,713,166	JPMorgan Chase Bank N.A.	6/18/25	(30,227)
ZAR	9,069,197	USD	478,244	Morgan Stanley	6/18/25	7,640
						$(558,374)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Australian Treasury 10-Year Bonds	49	June 2025	$3,608,621	$49,369
Euro-Bund 10-Year Bonds	8	June 2025	1,194,296	7,509
Euro-OAT 10-Year Bonds	13	June 2025	1,850,307	13,233
U.K. Gilt 10-Year Bonds	36	June 2025	4,486,830	51,595
U.S. Treasury 5-Year Notes	37	June 2025	4,040,227	62,655
U.S. Treasury 10-Year Ultra Notes	52	June 2025	5,966,188	114,461
U.S. Treasury Long Bonds	59	June 2025	6,880,875	(33,678)
U.S. Treasury Ultra Bonds	7	June 2025	847,219	(5,764)
			$28,874,563	$259,380
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	84	June 2025	$17,484,469	$(38,602)
U.S. Treasury 10-Year Notes	59	June 2025	6,620,906	(118,172)
			$24,105,375	$(156,774)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 43	Sell	5.00%	12/20/29		$14,295,000	$1,041,146	$(408,394)	$632,752
Markit iTraxx Europe Senior Financial Index Series 42	Sell	1.00%	12/20/29	EUR	4,300,000	81,975	(3,737)	78,238
						$1,123,121	$(412,131)	$710,990
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
CLP	–	Chilean Peso
CNY	–	Chinese Yuan
COP	–	Colombian Peso
CVA	–	Certificaten Van Aandelen
CZK	–	Czech Koruna
DKK	–	Danish Krone
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
JPY	–	Japanese Yen
LOC	–	Letter of Credit
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
PEN	–	Peruvian Sol
PLN	–	Polish Zloty
RON	–	Romanian New Leu
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

THB	–	Thai Baht
TRY	–	Turkish Lira
UMBS	–	Uniform Mortgage-Backed Securities
USBMMY	–	U.S. Treasury Bill Money Market Yield
USD	–	United States Dollar
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

ZAR	–	South African Rand
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $4,182,467. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security may be subject to resale, redemption or transferability restrictions.
(5)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,867,826.
(6)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $48,404,081, which represented 6.8% of total net assets.
(7)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(8)Escrowed to maturity in U.S. government securities or state and local government securities.
(9)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(10)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $4,337,983, which includes securities collateral of $1,306,955.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Affiliated Funds	$325,682,108	—	—
Common Stocks	139,574,313	$49,829,530	—
U.S. Treasury Securities	—	94,157,961	—
U.S. Government Agency Mortgage-Backed Securities	—	50,119,635	—
Sovereign Governments and Agencies	—	18,477,560	—
Corporate Bonds	—	10,233,739	—
Collateralized Mortgage Obligations	—	6,781,877	—
Collateralized Loan Obligations	—	6,625,770	—
Commercial Mortgage-Backed Securities	—	4,263,141	—
Preferred Securities	—	1,374,321	—
Exchange-Traded Funds	882,099	—	—
Asset-Backed Securities	—	859,631	—
Municipal Securities	—	461,212	—
Short-Term Investments	8,577,389	24,626,706	—
	$474,715,909	$267,811,083	—
Other Financial Instruments
Futures Contracts	$177,116	$121,706	—
Swap Agreements	—	710,990	—
Forward Foreign Currency Exchange Contracts	—	173,649	—
	$177,116	$1,006,345	—
Liabilities
Other Financial Instruments
Futures Contracts	$196,216	—	—
Forward Foreign Currency Exchange Contracts	—	$732,023	—
	$196,216	$732,023	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended April 30, 2025 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$25,464	$3,202	—	$(253)	$28,413	610	—	$1,017
American Century Focused Dynamic Growth ETF(3)	26,011	—	$3,786	(1,080)	21,145	226	$3,800	—
American Century Focused Large Cap Value ETF	25,222	231	1,100	(207)	24,146	360	478	344
American Century Multisector Income ETF	35,622	—	—	(138)	35,484	813	—	1,634
American Century Quality Diversified International ETF	28,491	327	1,195	2,251	29,874	553	185	363
American Century Short Duration Strategic Income ETF	4,619	—	—	(5)	4,614	90	—	188
American Century U.S. Quality Growth ETF(4)	39,556	156	5,776	1,303	35,239	362	4,398	78
American Century U.S. Quality Value ETF	39,615	700	2,791	1	37,525	635	326	480
Avantis Emerging Markets Equity ETF(4)	30,406	12,176	10,141	(2,057)	30,384	502	1,673	635
Avantis International Equity ETF(4)	16,820	12,745	14,322	472	15,715	228	700	378
Avantis International Small Cap Value ETF	8,258	182	527	398	8,311	115	140	181
Avantis U.S. Equity ETF	44,845	3,800	1,453	(1,668)	45,524	502	437	471
Avantis U.S. Small Cap Value ETF	12,538	124	991	(2,363)	9,308	113	495	135
American Century Emerging Markets Bond ETF	9,035	—	11,534	2,499	—	—	(2,399)	106
	$346,502	$33,643	$53,616	$(847)	$325,682	5,109	$10,233	$6,010
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Security, or a portion thereof, is on loan.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.